FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Greg A. Bottjer – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: February 28

Date of reporting period: June 30, 2020

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-07755

Registrant Name:  Nuveen Multistate Trust II

Reporting Period:  07/01/2019 - 06/30/2020

Nuveen California High Yield Municipal Bond Fund

AMERICAN AIRLINES GROUP INC. Meeting Date: JUN 10, 2020 Record Date: APR 14, 2020 Meeting Type: ANNUAL
Ticker: AAL Security ID: 02376R102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director James F. Albaugh	Management	For	For
1b	Elect Director Jeffrey D. Benjamin	Management	For	For
1c	Elect Director John T. Cahill	Management	For	For
1d	Elect Director Michael J. Embler	Management	For	For
1e	Elect Director Matthew J. Hart	Management	For	For
1f	Elect Director Susan D. Kronick	Management	For	For
1g	Elect Director Martin H. Nesbitt	Management	For	For
1h	Elect Director Denise M. O'Leary	Management	For	For
1i	Elect Director W. Douglas Parker	Management	For	For
1j	Elect Director Ray M. Robinson	Management	For	For
2	Ratify KPMG LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Report on Political Contributions and Expenditures	Shareholder	Against	For

Nuveen California Intermediate Municipal Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Nuveen California Municipal Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Nuveen Connecticut Municipal Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Nuveen Massachusetts Municipal Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Nuveen New Jersey Municipal Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Nuveen New York Municipal Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust II

By	/s/ Greg A. Bottjer
Greg A. Bottjer – Chief Administrative Officer

Date

August 24, 2020